NJEDA BONDS (Details)	1 Months Ended
Aug. 31, 2005 USD ($)
Series A Note [Member]
Debt Instrument [Line Items]
Principal Amount On Issue Date	$ 3,660,000
Interest Rate	6.50%
Maturity	Sep. 01, 2030
Series B Note [Member]
Debt Instrument [Line Items]
Principal Amount On Issue Date	$ 495,000
Interest Rate	9.00%
Maturity	Sep. 01, 2012